UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the bi-annual distribution period from

January 22, 2007, to July 22, 2007

_________________________

Commission File Number of issuing entity: 333-129157-06

Allstate Life Global Funding Trust 2007-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 001-32192

Allstate Life Global Funding

(Exact name of depositor as specified in its charter)

Allstate Life Insurance Company

(Exact name of sponsor as specified in its charter)

_________________________

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	Not Applicable (I.R.S. Employer Identification Number)
c/o AMACAR Pacific Corp. 6525 Morrison Boulevard, Suite 318, Charlotte, NC (Address of principal executive offices of the issuing entity)	28211 (Zip Code)

(704) 365-0569

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Secured Medium Term Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 23, 2007, an interest payment was made to the holders of the notes issued by Allstate Life Global Funding Trust 2007-1 (the “Trust”). Details of such payment are included in the Indenture Trustee’s Report of the Trust filed as Exhibit 99.1 hereto. No other reportable distributions have occurred during the current reporting period.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

Pursuant to the terms of the Trust Agreement, dated as of January 16, 2007, among Allstate Life Global Funding, as trust beneficial owner (the “Trust Beneficial Owner”), AMACAR Pacific Corp., as administrator of the Trust, and Wilmington Trust Company, as Delaware trustee, on January 16, 2007, the Trust Beneficial Owner acquired an undivided beneficial interest in the property related to the Trust (the “Trust Beneficial Interest”) in a private placement pursuant to Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”).

In accordance with the terms of the pricing supplement filed pursuant to Rule 424 of the Securities Act on January 18, 2007, by Allstate Life Insurance Company (“Allstate Life”), the Trust Beneficial Owner and the Trust, the Trust used the net proceeds from the Trust’s issuance of Secured Medium Term Notes (the “Notes”) to the investors in the Notes to purchase a funding note from the Trust Beneficial Owner issued to the Trust on January 22, 2007 (the “Funding Note”). The Trust Beneficial Owner used the net proceeds received from the sale of the Funding Note to purchase Funding Agreement No. FA-41095 issued by Allstate Life on January 22, 2007 (the “Funding Agreement”). Immediately thereafter, on January 22, 2007, the Trust Beneficial Owner assigned absolutely to, and deposited into, the Trust the Funding Agreement. The Funding Note was cancelled immediately upon the assignment and deposit by the Trust Beneficial Owner of the Funding Agreement to and into the Trust.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Securities Holders.

None.

Item 6. Significant Obligors of Pool Assets.

The Trust’s sole asset is the Funding Agreement issued by Allstate Life, as obligor. Allstate Life is subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and, in accordance with those requirements, files periodic and current reports, including reports on Form 10-K, Form 10-Q and Form 8-K, and other information with the Securities and Exchange Commission (the “SEC”). This Form 10-D incorporates by reference all reports deemed to have been filed with the SEC in connection with the Trust and Allstate Life pursuant to Section 13(a), Section 13(c), Section 14 or Section 15(d) of the Exchange Act during the period covered by this report. You can read and copy any reports or other information that Allstate Life files under the Exchange Act at the SEC’s public reference room at Room 1580, 100 F Street, N.E., Washington, D.C. 20549. You can also request copies of such documents upon payment of a duplicating fee, by writing to the SEC’s public reference room. You can obtain information regarding the public reference room by calling the SEC at 1-800-SEC-0330. Such filings of Allstate Life are also available to the public from commercial document retrieval services and over the internet at http://www.sec.gov. (This uniform resource locator (URL) is an inactive textual reference only and is not intended to incorporate the SEC web site into this report).

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information.

None.

Item 9. Exhibits.

Exhibit

Number	Description_____________

Exhibit 3.1	Certificate of Trust of Allstate Life Global Funding Trust 2007-1.

Exhibit 3.2*	Standard Trust Agreement Terms (included as Exhibit A to the Series Instrument described in Exhibit 4.6).

Exhibit 3.3*

Trust Agreement of the Trust entered into among Allstate Life Global Funding, as Trust Beneficial Owner, Wilmington Trust Company, as Delaware Trustee, and AMACAR Pacific Corp., as Administrator (included as Part A to the Series Instrument described in Exhibit 4.6).

Exhibit 4.1*	Standard Indenture Terms (included as Exhibit G to the Series Instrument described in Exhibit 4.6).

Exhibit 4.2*	Indenture entered into between the Trust and The Bank of New York Trust Company, N.A. (included as Part G to the Series Instrument described in Exhibit 4.6).

Exhibit 4.3*	Standard Funding Note Indenture Terms (included as Exhibit H to the Series Instrument described in Exhibit 4.6).

Exhibit 4.4*	Funding Note Indenture entered into between Allstate Life Global Funding and The Bank of New York Trust Company, N.A. (included as Part H to the Series Instrument described in Exhibit 4.6).

Exhibit 4.5	Global Security for Secured Medium Term Notes Program issued by the Trust.

Exhibit 4.6*	Series Instrument of the Trust.

Exhibit 10.1	Funding Agreement No. FA-41095 between Allstate Life Insurance Company and Allstate Life Global Funding.

Exhibit 10.2	Funding Note related to Secured Medium Term Notes issued under the Secured Medium Term Notes Program by Allstate Life Global Funding.

Exhibit 10.3**	Form of Amended and Restated Support and Expenses Agreement between Allstate Life Insurance Company and Allstate Life Global Funding.

Exhibit 10.4*	Standard Support and Expenses Agreement Terms (included as Exhibit C to the Series Instrument described in Exhibit 4.6).

Exhibit 10.5*	Support and Expenses Agreement entered into between Allstate Life Insurance Company and the Trust (included as Part C to the Series Instrument described in Exhibit 4.6).

Exhibit 10.6**	Form of Amended and Restated Administrative Services Agreement between Allstate Life Global Funding and AMACAR Pacific Corp.

Exhibit 10.7*	Standard Administrative Services Agreement Terms (included as Exhibit B to the Series Instrument described in Exhibit 4.6).

Exhibit 10.8*	Administrative Services Agreement entered into between the Trust and AMACAR Pacific Corp. (included as Part B to the Series Instrument described in Exhibit 4.6).

Exhibit 10.9**	Form of Amended and Restated Name Licensing Agreement between Allstate Insurance Company and Allstate Life Global Funding.

Exhibit 10.10*	Standard Name Licensing Agreement Terms (included as Exhibit D to the Series Instrument described in Exhibit 4.6).

Exhibit 10.11*	Name Licensing Agreement entered into between Allstate Insurance Company and the Trust (included as Part D to the Series Instrument described in Exhibit 4.6).

Exhibit 10.12***	Form of Amended and Restated Indemnity Agreement between Allstate Life Global Funding and Wilmington Trust Company.

Exhibit 99.1	Indenture Trustee’s Report pursuant to Item 1121 of Regulation AB, in respect of the July 23, 2007 payment to the holders of the Notes issued by the Trust.
Exhibit 99.2****	Pricing Supplement of the Trust.

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*	Previously filed by Allstate Life Global Funding and the Trust on Form 8-K on January 22, 2007.
**	Previously filed by Allstate Life and Allstate Life Global Funding on Form S-3 on February 27, 2006 (File No. 333-129157).
***	Previously filed by Allstate Life and Allstate Life Global Funding on Form S-3 on March 5, 2004 (File No. 333-112249).
****	Previously filed by Allstate Life, Allstate Life Global Funding and the Trust on January 18, 2007 pursuant to Rule 424 of the Securities Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Allstate Life Global Funding (Depositor)
Date: July 30, 2007	By:	AMACAR Pacific Corp., not in its individual capacity, but solely as administrator*
	By:	/s/ Evelyn Echevarria
	Name: Title:	Evelyn Echevarria Vice President

_________________________

* Allstate Life Global Funding and Allstate Life Global Funding Trust 2007-1 are statutory trusts organized under the laws of the State of Delaware and have no officers. AMACAR Pacific Corp., as administrator, is the sole provider of administrative services to Allstate Life Global Funding and Allstate Life Global Funding Trust 2007-1.

EXHIBIT INDEX

Exhibit

Number	Description_____________

Exhibit 3.1	Certificate of Trust of Allstate Life Global Funding Trust 2007-1.

Exhibit 4.5	Global Security for Secured Medium Term Notes Program issued by the Trust.

Exhibit 10.1	Funding Agreement No. FA-41095 between Allstate Life Insurance Company and Allstate Life Global Funding.

Exhibit 10.2	Funding Note related to Secured Medium Term Notes issued under the Secured Medium Term Notes Program by Allstate Life Global Funding.

Exhibit 99.1	Indenture Trustee’s Report, pursuant to Item 1121 of Regulation AB, in respect of the July 23, 2007 payment to the holders of the Notes issued by the Trust.